Commitments And Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Commitments And Contingencies
Commitments And Contingencies
NOTE 10 – COMMITMENTS AND CONTINGENCIES

Brookler v. RadioShack Corporation: On October 10, 2008, the Los Angeles County Superior Court granted our second Motion for Class Decertification in the class action lawsuit of Brookler v. RadioShack Corporation. Plaintiffs' claims that we violated California's wage and hour laws relating to meal periods were originally certified as a class action on February 8, 2006. Our first Motion for Decertification of the class was denied on August 29, 2007. After a California Appellate Court's favorable decision in the similar case of Brinker Restaurant Corporation v. Superior Court, we again sought class decertification. Based on the California Appellate Court's decision in Brinker, the trial court granted our second motion. The plaintiffs in Brookler have appealed this ruling. Due to the unsettled nature of California state law regarding the employers' standard of liability for meal periods, we and the Brookler plaintiffs requested that the California appellate court stay its ruling on the plaintiffs' appeal of the class decertification ruling, pending the California Supreme Court's decision in Brinker. The appellate court denied this joint motion and then heard oral arguments for this matter on August 5, 2010. On August 26, 2010, the Court of Appeals reversed the trial court's decertification of the class, and our Petition for Rehearing was denied on September 14, 2010. On September 28, 2010, we filed a Petition for Review with the California Supreme Court, which granted review and placed the matter on hold pending its decision in the Brinker matter. The outcome of this action is uncertain and the ultimate resolution of this matter could have a material adverse effect on our financial position, results of operations, and cash flows in the period in which any such resolution is recorded.

T-Mobile: We previously notified T-Mobile that it had breached its agreement with us through which we offer T-Mobile wireless products and services in our U.S. company-operated stores. On July 26, 2011, we announced that we will cease offering T-Mobile wireless products and services in those stores on September 14, 2011. See Note 12, "Subsequent Events," for more information regarding these developments.

Song-Beverly Credit Card Act: In November 2010, RadioShack received the first of four putative class action lawsuits in California (Sosinov v. RadioShack, Los Angeles Superior Court; Bitter v. RadioShack, Federal District Court, Central District of California; Moreno v. RadioShack, Federal District Court, Southern District of California; and Grant v. RadioShack, San Francisco Superior Court), seeking damages under California's Song-Beverly Credit Card Act (the "Act"). Plaintiffs claim that under one section of the Act, retailers such as RadioShack are prohibited from recording certain personal identification information regarding their customers while processing credit card transactions unless certain statutory exceptions are applicable. The Act states that any person who violates this section shall be subject to a civil penalty not to exceed two hundred fifty dollars ($250) for the first violation and one thousand dollars ($1,000) for each subsequent violation. In each matter, plaintiffs allege that RadioShack violated the Act by asking them for personal identification information and then recording it. These matters are in an early stage and discovery has just begun. We are defending these matters, but are unable to determine their likely outcome.

We have various other pending claims, lawsuits, disputes with third parties, investigations and actions incidental to the operation of our business. Although occasional adverse settlements or resolutions may occur and negatively affect earnings in the period or year of settlement, it is our belief that their ultimate resolution will not materially adversely affect our financial position or liquidity.

NOTE 13 – COMMITMENTS AND CONTINGENCIES

Lease Commitments: We lease rather than own most of our facilities. Our lease agreements expire at various dates through 2025. Some of these leases are subject to renewal options and provide for the payment of taxes, insurance and maintenance. Our retail locations comprise the largest portion of our leased facilities. These locations are primarily in major shopping malls and shopping centers owned by other companies. Some leases are based on a minimum rental plus a percentage of the store's sales in excess of a stipulated base figure (contingent rent). Certain leases contain escalation clauses. We also lease a distribution center in Mexico and our corporate headquarters. Additionally, we lease automobiles and information systems equipment.

Future minimum rent commitments at December 31, 2010, under non-cancelable operating leases (net of immaterial amounts of sublease rent income), are included in the following table.

(In millions)	Operating Leases
2011	$196.7
2012	140.1
2013	93.7
2014	60.1
2015	39.1
2016 and thereafter	33.2
Total minimum lease payments	$562.9

Rent Expense:
	Year Ended December 31,
(In millions)	2010	2009	2008
Minimum rents	$224.6	$224.3	$228.8
Occupancy cost	37.6	39.3	38.0
Contingent rents	5.0	4.7	4.0
Total rent expense	$267.2	$268.3	$270.8

Litigation: On October 10, 2008, the Los Angeles County Superior Court granted our second Motion for Class Decertification in the class action lawsuit of Brookler v. RadioShack Corporation. Plaintiffs' claims that we violated California's wage and hour laws relating to meal periods were originally certified as a class action on February 8, 2006. Our first Motion for Decertification of the class was denied on August 29, 2007. After a California Appellate Court's favorable decision in the similar case of Brinker Restaurant Corporation v. Superior Court, we again sought class decertification. Based on the California Appellate Court's decision inBrinker, the trial court granted our second motion. The plaintiffs in Brookler have appealed this ruling. Due to the unsettled nature of California state law regarding the employers' standard of liability for meal periods, we and the Brookler plaintiffs requested that the California appellate court stay its ruling on the plaintiffs' appeal of the class decertification ruling, pending the California Supreme Court's decision in Brinker. The appellate court denied this joint motion and then heard oral arguments for this matter on August 5, 2010. On August 26, 2010, the Court of Appeals reversed the trial court's decertification of the class, and our Petition for Rehearing was denied on September 14, 2010. On September 28, 2010, we filed a Petition for Review with the California Supreme Court, which is currently pending. The outcome of this action is uncertain and the ultimate resolution of this matter could have a material adverse effect on our financial position, results of operations, and cash flows in the period in which any such resolution is recorded.

On June 7, 2007, a purported class action lawsuit, Richard Stuart v. RadioShack Corporation, et al, was filed against RadioShack in the U.S. District Court for the Northern District of California, based on allegations that RadioShack failed to properly reimburse its employees in California for mileage expenses associated with their use of personal vehicles to make transfers of merchandise between our stores. On February 9, 2009, the court granted the plaintiffs' Motion for Class Certification. Following mediation, the parties reached agreement to settle the lawsuit for a total of $4.5 million, subject to court approval. On April 19, 2010, the court granted preliminary approval of the settlement, and on August 9, 2010, granted final approval. The settlement proceeds were delivered to the claim administrator for distribution to the class members and others on October 1, 2010.

Separate from our wireless service provider settlement agreement discussed in Note 14, we notified T-Mobile that they had breached their agreement with us. Under the agreement, T-Mobile has until March 21, 2011, to cure the breaches. In the event that T-Mobile is unable to cure the breaches, we have the right to terminate the agreement. The outcome of this action is uncertain and the ultimate resolution of this matter could have a material adverse effect on our results of operations, financial condition and business operations.

We have various other pending claims, lawsuits, disputes with third parties, investigations and actions incidental to the operation of our business, including certain cases discussed generally below under "Continuing Lease Obligations." Although occasional adverse settlements or resolutions may occur and negatively affect earnings in the period or year of settlement, it is our belief that their ultimate resolution will not have a material adverse effect on our financial position or liquidity.

Continuing Lease Obligations: We have obligations under retail leases for locations that we assigned to other businesses. The majority of these lease obligations arose from leases for which CompUSA Inc. ("CompUSA") assumed responsibility as part of its purchase of our Computer City, Inc. subsidiary in August 1998. Because the company that assumed responsibility for these leases has ceased operations, we may be responsible for rent due under the leases.

Following an announcement by CompUSA in February 2007 of its intention to close as many as 126 stores and an announcement in December 2007 that it had been acquired by Gordon Brothers Group, CompUSA's stores ceased operations in January 2008. We may be responsible for rent due on a portion of the leases that relate to the closed stores. As of February 3, 2011, we had been named as a defendant in a total of 13 lawsuits from lessors seeking payment from us, 12 of which have been resolved.

Based on all available information pertaining to the status of these lawsuits, and after applying the FASB's accounting guidance on accounting for contingencies, the balance of our accrual for these obligations was $2.4 million and $6.2 million at December 31, 2010 and 2009, respectively. We will continue to monitor this situation for new information on outstanding litigation and settlements, but we do not consider the amounts of these obligations, both individually and in the aggregate, to be material to our results of operations or financial position.

Purchase Obligations: We had purchase obligations of $291.8 million at December 31, 2010, which include product commitments, marketing agreements and freight commitments. Of this amount, $268.4 million related to 2011.